Stock-Based Compensation - Weighted Average Fair Value of Options Granted (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Dividend Yield	0.00%	0.00%	0.00%
Expected Volatility	51.00%	52.00%	52.00%
Risk Free Interest Rate	1.00%	2.00%	2.00%
Expected Lives	6 years	5 years	5 years